Note 5 - Loans - Segregated by Class of Loans (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans	$ 782,027,368	$ 765,283,855	$ 754,283,563
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Loans	57,410,473	48,122,263	47,024,878
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Loans	16,798,743	16,442,581	17,079,579
Real Estate Portfolio Segment [Member] | Commercial [Member]
Loans	373,533,562	351,171,668	349,090,031
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Loans	47,848,754	45,213,960	30,358,362
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Loans	12,499,744	8,583,446	11,830,447
Real Estate Portfolio Segment [Member] | Residential [Member]
Loans	187,714,372	194,048,945	195,579,967
Real Estate Portfolio Segment [Member] | Farmland [Member]
Loans	62,708,998	67,767,655	66,877,197
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Loans	18,485,199	18,956,028	19,695,241
Consumer and Other Portfolio Segment [Member] | Other [Member]
Loans	$ 5,027,523	$ 14,977,309	$ 16,747,861